Cover	Nov. 18, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	RENASANT CORP
Entity Incorporation, State or Country Code	MS
Entity File Number	001-13253
Entity Tax Identification Number	64-0676974
Entity Address, Address Line One	209 Troy Street
Entity Address, City or Town	Tupelo
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	38804-4827
City Area Code	662
Local Phone Number	680-1001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $5.00 par value per share
Trading Symbol	RNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000715072
Amendment Flag	false